Rental Revenue	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Rental Revenue
Rental Revenue

Our properties are leased to tenants under net operating leases with initial expiration dates ranging from 2013 to 2026. The future minimum rental revenue to be received from tenants (excluding tenant reimbursements) as of December 31, 2012 is as follows (in thousands):

Minimum Rental Revenue
2013	$108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
$824,857

See Note 11 “Dispositions and Discontinued Operations—Discontinued Operations—Rental Revenue” for the future minimum rental revenue related to US Bank Tower.

Our rental revenue was increased (decreased) by straight-line rent adjustments as follows (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Continuing operations	$2,291	$1,261	$987
Discontinued operations	(553)	(100)	4,100